Property and Equipment, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8.
Property and equipment, net

The components of property and equipment, net were as follows:

	As of December 31, 2023	As of March 31, 2023
Computers	648,120	370,516
Office equipment	440,230	153,432
Furniture & fixtures	198,364	69,338
Electrical equipment	30,983	6,312
Leasehold improvements	31,772	21,381
Total	1,349,469	620,979
Less: accumulated depreciation	(824,985)	(388,486)
Property and equipment, net	524,484	232,493

The Company capitalized $728,490 (net of disposal and CTA impact of $0 and $(1,478), respectively) and $59,568 (net of disposal and CTA impact of $137,230 and $43,496, respectively) for the periods ended December 31, 2023 and as of March 31, 2023, respectively out of which $396,123 is related to acquisitions of FA Premium Insurance Broking Pvt. Ltd., Global Insurance Management Limited and National Automobile Club. The Company capitalized $20,463 and $115,383 towards computers for the periods ended December 31, 2023 and March 31, 2023, respectively. Depreciation expense relating to property and equipment amounted to $171,268 and $145,614 for the periods ended December 31, 2023 and for March 31, 2023 respectively out of which $45,392 and $97,996 relate to computer for the periods ended December 31, 2023 and March 31, 2023, respectively.
6.
Property and equipment, net

The components of property and equipment, net were as follows:

	As of March 31, 2023	As of March 31, 2022
Computers	370,516	375,786
Office equipment	153,432	97,825
Furniture & fixtures	69,338	57,768
Electrical equipment	6,312	6,845
Leasehold improvements	21,381	23,187
Total	620,979	561,411
Less: accumulated depreciation	(388,486)	(402,419)
Property and equipment, net	232,493	158,992

The Company capitalized $59,568 (net of disposal and CTA impact of $137,230 and $43,496 respectively) and $107,833 (net of disposal and CTA impact of $2,614 and $14,248, respectively) for the year ended March 31, 2023 and 2022, respectively. The Company capitalized $115,383 and $81,716 towards computers for the years ended March 31, 2023 and 2022, respectively. Depreciation expense relating to property and equipment amounted to $145,614 and $81,349 for March 31, 2023 and 2022, respectively, out of which $97,996 and $48,234 relates to computers for March 31, 2023 and 2022, respectively.